Consolidated Statements of Cash Flows (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Cash flows from operating activities:
Net income	¥ 709,739	¥ 648,551	¥ 701,875
Adjustments to reconcile net income to net cash provided by operating activities-
Depreciation and amortization (Note 8)	1,899,245	1,910,698	1,962,534
Impairment losses	5,416	9,555	1,094
Deferred taxes (Note 11)	19,733	136,571	26,779
Goodwill and other intangible asset impairments (Note 8)	31,341	5,470	2,773
Loss on disposal of property, plant and equipment	106,215	85,452	104,730
Gains on sales of property, plant and equipment	(18,469)	(31,083)	(4,716)
Equity in (earnings) losses of affiliated companies (Note 6)	10,131	2,986	(1,670)
(Increase) decrease in notes and accounts receivable, trade	(119,381)	(175,606)	24,299
(Increase) decrease in inventories (Note 5)	(2,139)	(13,353)	(11,745)
(Increase) decrease in other current assets	(90,565)	(9,877)	(53,605)
Increase (decrease) in accounts payable, trade and accrued payroll	(81,297)	23,499	(28,533)
Increase (decrease) in accrued consumption tax	7,236	7,975	512
Increase (decrease) in accrued interest	(1,089)	(973)	841
Increase (decrease) in advances received	(9,770)	(17,330)	26,392
Increase (decrease) in accrued taxes on income	28,449	(10,883)	(56,536)
Increase (decrease) in other current liabilities	4,489	17,873	(12,355)
Increase (decrease) in liability for employees' retirement benefits	26,476	(19,382)	(32,312)
Increase (decrease) in other long-term liabilities	(50,234)	(36,923)	68,856
Other	(21,844)	(24,921)	111,659
Net cash provided by operating activities	2,453,682	2,508,299	2,830,872
Cash flows from investing activities:
Payments for property, plant and equipment	(1,538,115)	(1,395,087)	(1,410,827)
Payments for acquisitions of intangible assets	(446,588)	(458,176)	(484,159)
Proceeds from sales of property, plant and equipment	38,929	64,789	13,445
Payments for purchases of non-current investments	(35,309)	(59,400)	(43,017)
Proceeds from sales and redemptions of non-current investments	19,812	14,756	23,921
Acquisitions of subsidiaries, net of cash acquired	(38,490)	(47,632)	(382,780)
Payments for purchases of short-term investments	(682,359)	(1,181,657)	(768,594)
Proceeds from redemptions of short-term investments	936,211	1,048,024	988,780
Other	(30,344)	43,137	11,019
Net cash used in investing activities	(1,776,253)	(1,971,246)	(2,052,212)
Cash flows from financing activities:
Proceeds from issuance of long-term debt (Note 9)	402,271	680,055	801,185
Payments for settlement of long-term debt (Note 9)	(675,295)	(719,232)	(782,512)
Proceeds from issuance of short-term debt (Note 9)	3,015,099	1,261,125	2,554,569
Payments for settlement of short-term debt (Note 9)	(3,029,279)	(1,520,909)	(2,524,709)
Dividends paid	(183,405)	(167,980)	(158,783)
Proceeds from sale of (payments for acquisition of) treasury stock, net (Note 13)	(150,033)	(381,869)	(234)
Acquisition of treasury stock by subsidiary (Note 18)	(15,558)	(2,914)	(30,092)
Other	(108,981)	(96,334)	(109,002)
Net cash used in financing activities	(745,181)	(948,058)	(249,578)
Effect of exchange rate changes on cash and cash equivalents	9,042	(4,010)	(4,986)
Net increase (decrease) in cash and cash equivalents	(58,710)	(415,015)	524,096
Cash and cash equivalents at beginning of year	1,020,143	1,435,158	911,062
Cash and cash equivalents at end of year (Note 4)	961,433	1,020,143	1,435,158
Cash paid during the year for:
Interest	55,200	58,683	54,483
Income taxes, net	433,344	449,405	519,205
Noncash investing and financing activities:
Capital lease obligations incurred during the year	24,022	20,299	21,969
Cancellation of treasury stock (Note 13)		¥ 566,551	¥ 602,892